INTANGIBLE ASSETS and GOODWILL - Schedule of Key Assumptions Used Estimation (Details)	12 Months Ended
Dec. 31, 2025
YYC HK [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Key Assumptions Used Estimation (Details) [Line Items]
Discount rate	17.64%
Budgeted revenue growth rate (average of next five years)	70.03%
Terminal value growth rate	1.70%
YYC HK [Member] | YYC HK Change Required for Carrying Amount to Equal Recoverable [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Key Assumptions Used Estimation (Details) [Line Items]
Discount rate	1.53%
Budgeted revenue growth rate (average of next five years)	(4.93%)
YYC TH [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Key Assumptions Used Estimation (Details) [Line Items]
Discount rate	18.40%
Budgeted revenue growth rate (average of next five years)	103.90%
Terminal value growth rate	1.90%
YYC TH [Member] | YYC TH Change Required for Carrying Amount to Equal Recoverable [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Key Assumptions Used Estimation (Details) [Line Items]
Discount rate	0.35%
Budgeted revenue growth rate (average of next five years)	(2.06%)
PFS [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Key Assumptions Used Estimation (Details) [Line Items]
Discount rate	15.50%
Budgeted revenue growth rate (average of next five years)	3.60%
Terminal value growth rate	1.60%
PFS [Member] | PFS Change Required for Carrying Amount to Equal Recoverable [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Key Assumptions Used Estimation (Details) [Line Items]
Discount rate	23.46%
Budgeted revenue growth rate (average of next five years)	(25.13%)